Cash flows reconciliation	12 Months Ended
Dec. 31, 2023
Cash Flows Reconciliation
Cash flows reconciliation

10. Cash flows reconciliation

a) Cash flow from operating activities

		Year ended December 31,
	Notes	2023	2022	2021
Cash flow from operating activities:
Income before income taxes		11,151	19,781	29,541
Adjusted for:
Equity results and other results in associates and joint ventures	15	1,108	(305)	1,271
Impairment (impairment reversal) and results on disposal of non-current assets, net	19	266	(773)	426
Provisions related to Brumadinho	25	461	400	201
Provision for de-characterization of dams	27	153	72	1,725
Depreciation, depletion and amortization		3,070	3,171	3,034
Financial results, net	6	1,946	(2,268)	(3,119)
Changes in assets and liabilities:
Accounts receivable	11	197	(325)	1,029
Inventories	12	(214)	45	(503)
Suppliers and contractors	13	637	495	251
Other assets and liabilities, net		(1,523)	(1,531)	(442)
Cash flow from operations		17,252	18,762	33,414

b) Cash flow from investing activities

		Year ended December 31,
	Notes	2023	2022	2021
Disbursement related to VNC sale	16(m)		-	(555)
Proceeds from disposal of Mosaic shares	16(j)		-	1,259
Cash received from the sale of California Steel Industries	16(h)	-	437	-
Cash received from the sale of Companhia Siderúrgica do Pecém	16(f)	1,082	-	-
Cash contribution to Companhia Siderúrgica do Pecém	16(f)	(1,149)	-	-
Cash received from the sale of Midwestern System	16(g)	-	140	-
Disbursement related to MRN sale	16(d)	(72)	-	-
Proceeds (payments) from disposal of investments, net		(139)	577	704

c) Reconciliation of debt to cash flows arising from financing activities

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2021	7,974	380	3,826	12,180
Additions	-	-	1,275	1,275
Payments (i)	(1,441)	(220)	(639)	(2,300)
Interest paid (ii)	(650)	(45)	(90)	(785)
Cash flow from financing activities	(2,091)	(265)	546	(1,810)
Effect of exchange rate	126	7	(55)	78
Interest accretion	488	158	87	733
Non-cash changes	614	165	32	811
December 31, 2022	6,497	280	4,404	11,181
Additions	1,500	-	450	1,950
Payments (i)	(542)	(50)	(66)	(658)
Interest paid (ii)	(454)	(24)	(265)	(743)
Cash flow from financing activities	504	(74)	119	549
Effect of exchange rate	19	20	(64)	(25)
Interest accretion	454	24	288	766
Non-cash changes	473	44	224	741
December 31, 2023	7,474	250	4,747	12,471

(i)	Includes bond premium repurchase.
(ii)	Classified as operating activities in the statement of cash flows.

Funding

•	In September 2023, the Company contracted a loan of US$150 with Citibank, indexed to Secured Overnight Financing Rate (“SOFR”) with spread adjustments and maturing in 2028.

•	In June 2023, Vale issued notes of US$1,500 with a coupon of 6.125% per year, payable semi-annually, and maturing in 2033. The notes were sold at a price of 99.117% of the principal amount, resulting in a yield to maturity of 6.245%.

•	In March 2023, the Company contracted a loan of US$300 with the Industrial and Commercial Bank of China Limited, Panama Branch (“ICBC”) indexed to SOFR with spread adjustments and maturing in 2028.

•	In July 2022, the Company contracted the credit line of US$150 with SMBC Bank indexed to SOFR with spread adjustments and maturing in 2027.

•	In May 2022, the Company contracted a loan of US$200 with MUFG Bank indexed to SOFR with spread adjustments and maturing in 2027.

•	In January 2022, the Company contracted two loans of US$425 with The Bank of Nova Scotia, indexed to SOFR with spread adjustments and maturing in 2027.

Payments

•	In June 2023, Vale redeemed notes with maturity date in 2026, 2036 and 2039, in the total amount of US$500 and paid a premium of US$22, recorded as “financial expenses” in the income statement for the year period ended December 31, 2023.

•	In January 2023, the Company paid principal and interest of debentures, in the amount of U$24.

•	In August 2022, the Company settled its infrastructure debentures of the 2nd series, by a payment of US$170.

•	In June 2022, the Company repurchased US$1,291 of its Bonds and paid a premium of US$113, which has been recorded and is presented as “Other expenses” in the financial results for the year ended December 31, 2022.

•	In January 2022, the Company prepaid US$200 of a loan maturing in 2023 with The Bank of Nova Scotia.

d) Non-cash transactions

	Year ended December 31,
	2023	2022	2021
Non-cash transactions:
Additions to PP&E - capitalized loans and borrowing costs	19	47	59